CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)		3 Months Ended		9 Months Ended		90 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018
Income Statement [Abstract]
Net sales		$ 28,206	$ 1,728	$ 42,287	$ 1,728	$ 47,640
Cost of sales		(13,081)		(21,737)		(24,602)
Gross profit		15,125	1,728	20,550	1,728	23,038
Administrative and other operating expenses		86,823	77,446	65,368	189,591	2,118,623
(Loss)/Income from operations		(71,698)	(75,718)	(44,818)	(187,863)	(2,095,585)
Other non-operating income		302	2,177	724	2,177	4,203
Interest expenses						(214)
(Loss)/Income before income taxes		(71,396)	(73,541)	(44,094)	(185,686)	(2,091,596)
Income taxes
Net (Loss)/Income		(71,396)	(73,541)	(44,094)	(185,686)	(2,091,596)
Non-controlling interest		(748)	6,569	720	21,443	34,882
Net Income (Loss) attributable to the Company		(72,144)	(66,972)	(43,374)	(164,243)	(2,056,714)
Comprehensive income statement:
Net Income /(Loss)		(72,144)	(66,972)	(43,374)	(164,243)	(2,056,714)
Foreign currency translation adjustment		289		953		565
Comprehensive Income /(Loss)		$ (71,855)	$ (66,972)	$ (42,421)	$ (164,243)	$ (2,056,149)
Basic and diluted earnings/(loss) per share of common stock		$ (0.36)	$ (4.53)	$ (0.22)	$ (11.12)	$ (69.94)
Weighted average number of common stock - Basic and diluted	[1]	20,277,448	1,476,431	20,062,063	1,476,431	2,940,743

[1]	All shares outstanding for all periods have been retroactively restated to reflect ZZLL's 1-for-50 reverse stock split, which was effective on October 5, 2017.